UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
OCI, equity method investment, tax	$ 0	$ 0